INCOME TAXES (Details 2) - USD ($)	Apr. 30, 2017	Apr. 30, 2016
Deferred tax assets:
Allowance for doubtful accounts	$ 100,989	$ 36,165
Bonus and vacation accruals	45,319	53,727
Non-qualified stock options	1,422,692	1,135,090
Valuation allowance	(1,569,000)	(1,224,973)
Deferred tax assets-current	0	0
Capital loss carryforward	4,768,005	4,126,345
Property and equipment	(12,725)	43,948
Net operating loss carryforward	12,962,521	12,590,576
Valuation allowance	(17,717,801)	(16,760,869)
Deferred tax assets (liabilities)-long term	0	0
Net deferred tax assets (liabilities)	$ 0	$ 0